PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2025
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [abstract]
PROPERTY, PLANT AND EQUIPMENT	20. PROPERTY, PLANT AND EQUIPMENT

						Group
	Property	Office fixtures and equipment	Computer software	Operating lease assets	Right-of-use assets	Total[1]
	£m	£m	£m	£m	£m	£m
Cost:
At 1 January 2025	947	904	20	716	275	2,862
Additions	2	65	3	213	24	307
Reclassification to assets held for sale	(15)	—	—	—	—	(15)
Disposals	(20)	(38)	(1)	(225)	(16)	(300)
At 31 December 2025	914	931	22	704	283	2,854
Accumulated depreciation and impairment:
At 1 January 2025	238	694	10	142	194	1,278
Charge for the year	21	56	2	70	19	168
Impairment during the year	16	4	—	5	3	28
Reclassification to assets held for sale	(7)	—	—	—	—	(7)
Disposals	(16)	(37)	(1)	(86)	(5)	(145)
At 31 December 2025	252	717	11	131	211	1,322
Carrying amount	662	214	11	573	72	1,532

						Group
	Property	Office fixtures and equipment	Computer software	Operating lease assets	Right-of-use assets	Total[1]
	£m	£m	£m	£m	£m	£m
Cost:
At 1 January 2024	924	890	75	635	268	2,792
Additions	35	47	4	304	21	411
Disposals	(20)	(41)	(60)	(223)	(14)	(358)
Other	8	8	1	—	—	17
At 31 December 2024	947	904	20	716	275	2,862
Accumulated depreciation and impairment:
At 1 January 2024	227	662	69	147	175	1,280
Charge for the year	21	62	1	75	19	178
Impairment during the year	(5)	(3)	—	—	—	(8)
Disposals	(12)	(34)	(60)	(80)	—	(186)
Other	7	7	—	—	—	14
At 31 December 2024	238	694	10	142	194	1,278
Carrying amount	709	210	10	574	81	1,584
1In 2025 and 2024, property included investment properties of £16m.
See Note 27 for further details on the property provision made as part of transforming our branch network.